UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08928

HSBC PORTFOLIOS
(Exact name of registrant as specified in charter)

452 FIFTH AVENUE
NEW YORK, NY 10018
(Address of principal executive offices) (Zip code)

CITI FUND SERVICES
3435 STELZER ROAD
COLUMBUS, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Item 1. Reports to Stockholders.

HSBC Global Asset Management (USA) Inc.

HSBC Funds
Semi-Annual Report
April 30, 2015

EQUITY FUNDS	Class A	Class B	Class C	Class I
HSBC Growth Fund	HOTAX	HOTBX	HOTCX	HOTYX
HSBC Opportunity Fund	HSOAX	HOPBX	HOPCX	RESCX

Table of Contents
HSBC Family of Funds
Semi-Annual Report - April 30, 2015

Glossary of Terms
Commentary From the Investment Manager	3
Portfolio Reviews	4
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	14
Notes to Financial Statements	18
Investment Adviser Contract Approval	26
Table of Shareholder Expenses	30
HSBC Portfolios
Portfolio Composition	32
Schedules of Portfolio Investments
HSBC Growth Portfolio	33
HSBC Opportunity Portfolio	35
Statements of Assets and Liabilities	37
Statements of Operations	38
Statements of Changes in Net Assets	39
Financial Highlights	40
Notes to Financial Statements	42
Investment Adviser Contract Approval	47
Table of Shareholder Expenses	51
Other Information	52

Glossary of Terms

Barclays U.S. Aggregate Bond Index is an unmanaged index generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year.

Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that measures the non-investment grade, USD-denominated, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt.

Gross Domestic Product (“GDP”) measures the market value of the goods and services produced by labor and property in the United States.

Lipper Large-Cap Growth Funds Average is an equally weighted average of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. Diversified Equity large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Lipper Mid-Cap Growth Funds Average is an equally weighted average of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s U.S. Diversified Equity large-cap floor. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an unmanaged equity index which captures large and mid cap representation across Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK (excluding the U.S. and Canada).

MSCI Emerging Markets (“MSCI EM”) Index is an unmanaged index that captures large and mid cap representation across 23 Emerging Markets (EM) countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500™ Growth Index is an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Standard & Poor’s 500 (“S&P 500”) Index is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities.

Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

Securities indices assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2       HSBC FAMILY OF FUNDS

Commentary From the Investment Manager
HSBC Global Asset Management (USA) Inc.

U.S. Economic Review

The global economy grew modestly over the six-month period between November 1, 2014 and April 30, 2015. Signs of recovery emerged in many economies that had been suffering from ongoing weaknesses. However, new challenges arose for many economies in the form of low commodity prices, a strong U.S. dollar, and the prospect of increased interest rates in the U.S.

U.S. economic growth declined significantly over the period, slowed by a harsh winter and disappointing economic data. A strong dollar also caused headwinds for U.S. exports. Economic indicators over the period pointed to slowing manufacturing output, declining business spending and falling corporate profits. Some bright spots remained, however, in the form of a robust housing market, strong consumer spending, rising personal incomes and low inflation.

The U.S. labor market showed significant strength over the period. The unemployment rate fell from 5.8% to 5.4%, and the long-term unemployment rate which, has hampered the labor market recovery, declined. Some upward pressure on wages emerged as well, in part from announcements by major employers such as McDonald’s and Wal-Mart of wage hikes for low-earning employees.

A recovery in the eurozone continued to gain momentum over the period. Economic growth picked up slightly in the region, driven in part by rising consumer confidence and a robust stimulus program from the European Central Bank. The Japanese economy also rebounded from a 2014 recession with modest U.S. gross domestic product1 (GDP) growth.

A steep drop in the price of oil and other commodities was a major factor affecting the global economy during the period. This development hurt emerging economies that are heavily dependent on exporting those commodities and generally benefited commodity-importing economies. A strong U.S. dollar also created a challenging environment for countries holding high levels of debt denominated in the U.S. dollar.

The Chinese economy, which experienced a rather sharp downturn in 2014, showed some signs of stabilization. China saw its weakest pace of economic growth in six years in the first quarter of 2015 despite a far-reaching stimulus program. However, the housing market—an area of critical weakness—improved moderately while industrial output ticked upwards. Moreover, Chinese economic growth did not slow as dramatically as many analysts had predicted.

Geopolitical issues in Ukraine and the Middle East also created economic uncertainties that weighed on investor sentiment. The Russian economy ground to a halt over the period, delivering 0% economic growth due in large part to Western trade sanctions and falling commodity prices. Nonetheless, Russian stocks did see a rally in the first quarter of 2015 after declining in the first half of the period.

Anticipation regarding the Federal Reserve’s (the Fed) plan to raise interest rates (now expected in the fall of 2015) was a significant factor throughout the period. Fed officials remained reluctant to hike rates until the labor market showed more improvement even as they continued to suggest that increases could occur in 2015. Fed Chair Janet Yellen has said that initial increases will be small and gradual.

GDP grew at a rate of 2.2% in the fourth quarter of 2014. A preliminary estimate puts GDP growth at 0.2% for the first quarter of 2015.

Market Review

U.S. equities rose modestly over the six-month period. Early in the period, the strengthening U.S. dollar lowered earnings expectations for many multinational firms while sinking oil prices dealt a powerful blow to several sectors of the stock market. These dynamics changed somewhat in April as oil prices began to recover and the U.S. dollar lost ground to several major global currencies. Stocks in Europe, Japan, and China performed well over the period and economic challenges in these economies appeared to diminish, partly due to stimulus efforts by central banks.

The S&P 500 Index1 of large company stocks returned 4.40% for the six months through April 2015. The Russell 2000® Index1 of small company stocks returned 4.65%. Emerging markets generally outperformed developed economies, due in part to a robust rally in the final months of the period that was buoyed by a recovery in oil prices. News that the European Central Bank would pursue a quantitative easing program and expectations that the Fed would push back the timing of its interest rate hikes also helped to support the rally. The MSCI EM Index1 ended the period up 4.04% while the MSCI EAFE Index1 of international stocks in developed markets returned 7.06% for the period.

Fixed income securities generally performed well over the period. U.S. bonds benefited from assurances by the Fed that interest rate increases would occur gradually. Quantitative easing programs outside the U.S. pushed down government bond yields significantly in developing economies. Yields on U.S. long-term bonds remained relatively high.

The Barclays U.S. Aggregate Bond Index1, which tracks the broad investment grade fixed income market, returned 2.06% for the six months through April 2015, while the Barclays U.S. Corporate High-Yield Bond Index1 returned 1.51%. Fixed income markets in Europe and Japan generated modest returns, while emerging markets debt lost ground.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS       3

Portfolio Reviews (Unaudited)
HSBC Growth Fund
(Class A Shares, Class B Shares, Class C Shares and Class I Shares)

by Clark J. Winslow, CEO/Portfolio Manager
Justin H. Kelly, CFA, CIO/Portfolio Manager
Patrick M. Burton, CFA, Managing Director/Portfolio Manager
Winslow Capital Management, LLC

The HSBC Growth Fund (the “Fund”) seeks long-term growth of capital. Under normal market conditions, the Fund invests primarily in U.S. and foreign equity securities of high-quality companies with market capitalizations generally in excess of $2 billion, which the subadviser believes have the potential to generate superior levels of long-term profitability and growth. The Fund utilizes a two-tier structure, commonly known as a “master-feeder” structure, in which the Fund invests all of its investable assets in the HSBC Growth Portfolio (the “Portfolio”). The Portfolio employs Winslow Capital Management, LLC as its subadviser.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities.

The growth investment style may fall out of favor in the marketplace and result in significant declines in the value of the Portfolio’s securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty.

The Fund may invest in real estate investment trusts (“REITs”), which are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk, and diversification risk. By itself the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investments.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2015, the Fund returned 4.52% (without sales charge) for the Class A Shares and 4.65% for the Class I Shares. That compared to a 6.54% total return for the Russell 1000® Growth Index1, the Fund’s primary performance benchmark, and a 5.46% total return for the Lipper Large-Cap Growth Funds Average1.

Portfolio Performance

Falling oil prices, a strengthening U.S. dollar and declining interest rates in developed countries were the main factors influencing equity markets for the six-month period under review. Investors were largely prepared for these factors, which helped equities post fairly strong gains for the six-month period. Equity investors were less prepared, however, for the mid-March comments by the Federal Reserve’s Open Market Committee (“FOMC”) that hinted at a delay in any short-term interest rate hikes. Investors generally responded by shifting away from high-growth stocks toward consumer staples and real estate investment trusts (“REITs”).

The Fund underperformed its benchmark in part due to the shift in investor attitudes from the FOMC announcement. The Fund held lower-than-benchmark exposure to REITs and the consumer staples sector, both of which saw strong gains late in the period.†

Stock selection in several sectors dragged on the Fund’s relative performance, particularly in the information technology, industrials and materials sectors. For example, shares of a Chinese Internet search provider underperformed as the company reinvested heavily during the period, dampening near-term earnings expectations. Meanwhile, shares of a Chinese Internet company also underperformed as it transitioned its business model. In the industrials sector, shares of a railroad company dragged on relative returns as rail volumes dropped in the first quarter of 2015 due to harsh winter weather on the East Coast and a port strike on the West Coast.†

Stock selection boosted relative performance in two sectors. In the consumer staples sector, holdings of a healthcare company posted fairly strong returns for the period, boosted by strong U.S. pharmaceutical demand. In the telecommunications sector, holdings of a cellular tower company helped boost relative returns as did avoiding a broadband telecommunications company that posted negative returns for the period due to the negative impacts of a cellular service price competition. An underweight position in the telecommunications sector also helped buoy relative returns. Below-benchmark exposure to the energy sector benefited relative performance as that sector suffered as a result of the low energy prices.

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Growth Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[6]
	Inception	Six
As of April 30, 2015	Date	Months*	1 Year	5 Year	10 Year	Gross	Net
HSBC Growth Fund Class A1	5/7/04[5]	-0.69	12.08	13.09	9.34	1.33	1.20
HSBC Growth Fund Class B2	5/7/04[5]	0.67	13.20	13.41	9.42	2.08	1.95
HSBC Growth Fund Class C3	5/7/04[5]	3.26	16.08	13.39	9.08	2.08	1.95
HSBC Growth Fund Class I	5/7/04[5]	4.65	18.29	14.54	10.18	1.08	0.95
Russell 1000® Growth Index[4]	—	6.54	16.67	15.49	9.62	N/A	N/A
Lipper Large-Cap Growth Funds Average[4]	—	5.46	16.13	13.79	8.80	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2016.

Certain returns shown include monies received by the Portfolio, in which the Fund invests, in respect of one-time class action settlements and a one-time reimbursement from HSBC Global Asset Management (USA) Inc. (the “Adviser”) to the Fund related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolio and the Fund not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	For additional information, please refer to the Glossary of Terms.
5	The HSBC Growth Fund was initially offered for purchase effective May 7, 2004; however, no shareholder activity occurred until May 10, 2004.
6

Reflects the expense ratios as reported in the prospectus dated February 27, 2015. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.20%, 1.95%, 1.95% and 0.95% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2016. Additional information pertaining to the April 30, 2015 expense ratios can be found in the financial highlights.

The Fund’s performance is measured against the Russell 1000® Growth Index, an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       5

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund (Advisor)
(Class I Shares)
HSBC Opportunity Fund
(Class A Shares, Class B Shares and Class C Shares)

by William A. Muggia, Committee Lead/Portfolio Manager
Ethan J. Myers, CFA, Portfolio Manager
John M. Montgomery, Portfolio Manager
Hamlen Thompson, Portfolio Manager
Bruce N. Jacobs, CFA, Portfolio Manager
Westfield Capital Management Company, L.P.

The HSBC Opportunity Fund and HSBC Opportunity Fund (Advisor) (collectively the “Fund”) seek long-term growth of capital by investing, under normal market conditions, primarily in equity securities of small- and mid-cap companies. Small- and mid-cap companies generally are defined as those that have market capitalizations within the range of market capitalizations represented in the Russell 2500™ Growth Index. The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies. The Fund employs a two-tier structure, commonly referred to as a “master-feeder” structure, in which the Fund invests all of its investable assets in the HSBC Opportunity Portfolio (the “Portfolio”). The Portfolio employs Westfield Capital Management Company, L.P. as its subadviser.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities.

Small- to mid-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure, and historically, their stocks have experienced a greater degree of market volatility than stocks on average.

The growth investment style may fall out of favor in the marketplace and result in significant declines in the value of the Portfolio’s securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty.

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability and fluctuations in currency and exchange rates.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2015, the Class I Shares of the HSBC Opportunity Fund (Advisor) produced a 6.55% total return, and the Class A Shares of the Fund produced a 6.21% total return (without sales charge). The Russell 2500™ Growth Index1, the Fund’s primary performance benchmark, and the Lipper Mid-Cap Growth Funds Average1 returned 8.31% and 6.83%, respectively.

Portfolio Performance

U.S. equities posted uneven but positive returns during the six-month period under review. The rising value of the U.S. dollar early in the period dampened earnings expectations for many multinational firms. At the same time, a dramatic collapse of crude oil prices in late 2014 helped buoy parts of the economy while dragging on others. Investor sentiment fluctuated during the period, rising amid fairly strong economic growth and low energy prices early in the period, and falling as U.S. economic growth slowed considerably in early 2015. Meanwhile, the economies of Europe, Japan, and China showed signs of improvement during the period, due in large part to stimulus efforts by central banks around the world.

Domestic small-cap stocks lost momentum late in the period, However, such securities still managed to outperform their large-cap counterparts for the six-month period. The health care sector posted strong gains that were driven in part by a spate of high-profile mergers and acquisitions among biotechnology and pharmaceutical companies. The Fund’s holdings in the consumer discretionary and information technology sectors provided the best absolute performance for the period, as investors generally showed a greater appetite for growth stocks over value stocks. The energy and materials sectors were the only sectors to post negative returns for the period, as low energy prices were a serious headwind for those sectors.†

The Fund underperformed its benchmark for the six-month period. Stock selection in the health care sector was the largest detractor from the Fund’s relative performance, particularly with respect to holdings of pharmaceutical firms and companies focused on health care suppliers, equipment, and facilities. The biggest detractor in this sector was a specialty pharmaceutical company that received an unexpected negative ruling from the FDA for a key product. Stock selection in the materials sector also dragged on the Fund’s relative performance, as shares of a company with ties to the oil and gas equipment and services sector declined sharply amid falling energy prices.†

Stock selection in the consumer discretionary sector helped boost the Fund’s relative return. Holdings of a burger chain benefited the Fund’s performance as the company delivered strong same-store sales growth. A cosmetics retailer also boosted relative returns as it benefited from strong growth in a number of its stores. Stock selection among technology stocks also benefited relative results, as shares of a network security company posted strong gains due in part to growing concerns about IT security.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

6      HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[5]
	Inception	Six
As of April 30, 2015	Date	Months*	1 Year	5 Year	10 Year	Gross	Net
HSBC Opportunity Fund Class A1	9/23/96	0.86	5.55	14.26	12.04	1.86	1.65
HSBC Opportunity Fund Class B2	1/6/98	2.69	6.97	14.62	12.12	2.61	2.40
HSBC Opportunity Fund Class C3	11/4/98	5.14	9.50	14.61	11.79	2.61	2.40
HSBC Opportunity Fund Class I†	9/3/96	6.55	11.77	16.04	13.10	1.00	1.00
Russell 2500™ Growth Index[4]	—	8.31	15.54	15.68	11.02	N/A	N/A
Lipper Mid-Cap Growth Funds Average[4]	—	6.83	14.09	13.87	9.74	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2016 for Class A Shares, Class B Shares and Class C Shares.

Certain returns shown include monies received by the Portfolio, in which the Fund invests, in respect of one-time class action settlements and a one-time reimbursement from HSBC Global Asset Management (USA) Inc. (the “Adviser”) to the Fund related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolio and the Fund not received the payments.

*	Aggregate total return.
†	The Class I Shares are issued by a series of HSBC Advisor Funds Trust, also named the HSBC Opportunity Fund.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	For additional information, please refer to the Glossary of Terms.
5	Reflects the expense ratios as reported in the prospectus dated February 27, 2015. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.65%, 2.40%, and 2.40% for Class A Shares, Class B Shares, and Class C Shares, respectively. The expense limitation shall be in effect until March 1, 2016. Additional information pertaining to the April 30, 2015 expense ratios can be found in the financial highlights.

The Fund’s performance is measured against the Russell 2500™ Growth Index, an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The performance for the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       7

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2015 (Unaudited)

			Opportunity
	Growth	Opportunity	Fund
	Fund	Fund	(Advisor)
Assets:
Investments in Affiliated Portfolios	$75,275,863	$19,579,376	$213,064,388
Receivable for capital shares issued	11,980	835	94,742
Receivable from Investment Adviser	182	4,792	—
Prepaid expenses	13,984	16,503	12,273
Total Assets	75,302,009	19,601,506	213,171,403

Liabilities:
Payable for capital shares redeemed	151,040	204	197,861
Accrued expenses and other payables:
Administration	1,563	406	4,436
Distribution fees	579	709	—
Shareholder Servicing	3,129	6,404	—
Accounting	1,905	1,508	716
Transfer Agent	10,044	7,139	7,418
Trustee	183	29	513
Other	18,190	16,723	49,327
Total Liabilities	186,633	33,122	260,271
Net Assets	$75,115,376	$19,568,384	$212,911,132

Composition of Net Assets:
Capital	51,745,037	16,280,990	171,249,078
Accumulated net investment income/(loss)	(256,033)	(146,792)	(911,039)
Accumulated net realized gains/(losses) from investments	5,095,385	480,278	7,251,829
Net unrealized appreciation (depreciation) on investments	18,530,987	2,953,908	35,321,264
Net Assets	$75,115,376	$19,568,384	$212,911,132

Net Assets:
Class A Shares	$13,040,250	$18,451,910	$—
Class B Shares	249,520	294,873	—
Class C Shares	662,580	821,601	—
Class I Shares	61,163,026	—	212,911,132
Total	$75,115,376	$19,568,384	$212,911,132

Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	666,318	1,642,581	—
Class B Shares	15,105	38,409	—
Class C Shares	39,740	102,877	—
Class I Shares	3,034,053	—	14,320,753

Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares(a)	$19.57	$11.23	$—
Class B Shares(a)	$16.52	$7.68	$—
Class C Shares(a)	$16.67	$7.99	$—
Class I Shares(a)	$20.16	$—	$14.87
Maximum Sales Charge:
Class A Shares	5.00%	5.00%	—%
Maximum Offering Price per share
(Net Asset Value / (100%-maximum sales charge))
Class A Shares	$20.60	$11.82	$—
____________________

(a)	Redemption Price per share varies by length of time shares are held.

8 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Operations—For the period ended April 30, 2015 (Unaudited)

			Opportunity
	Growth	Opportunity	Fund
	Fund	Fund	(Advisor)
Investment Income:
Investment income from Affiliated Portfolios	$322,050	$62,794	$714,240
Expenses from Affiliated Portfolios	(273,866)	(80,984)	(918,975)
Total Investment Income	48,184	(18,190)	(204,735)

Expenses:
Administration:
Class A Shares	1,597	2,097	—
Class B Shares	34	38	—
Class C Shares	80	97	—
Class I Shares	7,598	—	25,363
Distribution:
Class B Shares	1,062	1,175	—
Class C Shares	2,483	2,999	—
Shareholder Servicing:
Class A Shares	16,471	21,671	—
Class B Shares	354	392	—
Class C Shares	828	999	—
Accounting	11,903	9,424	4,464
Compliance Services	395	90	1,056
Printing	6,862	1,744	17,886
Audit	8,735	8,734	8,735
Transfer Agent	29,309	26,012	25,931
Trustee	1,144	255	3,002
Registration fees	17,932	12,412	9,804
Other	15,016	2,953	23,045
Total expenses before fee and expense reductions	121,803	91,092	119,286
Fees voluntarily reduced/reimbursed by Investment Adviser	—	(9,231)	—
Fees contractually reduced/reimbursed by Investment Adviser	(9,386)	(15,574)	—
Net Expenses	112,417	66,287	119,286

Net Investment Income (Loss)	(64,233)	(84,477)	(324,021)

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments from Affiliated Portfolios	5,945,267	546,787	7,324,433
Change in unrealized appreciation/depreciation on investments from Affiliated Portfolios	(2,358,772)	655,388	6,445,624

Net realized/unrealized gains (losses) on investments from Affiliated Portfolios	3,586,495	1,202,175	13,770,057
Change in Net Assets Resulting from Operations	$3,522,262	$1,117,698	$13,446,036

See notes to financial statements.	HSBC FAMILY OF FUNDS 9

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	Growth Fund		Opportunity Fund
	Six Months Ended	For the	Six Months Ended	For the year
	April 30, 2015	year ended	April 30, 2015	ended
	(unaudited)	October 31, 2014	(unaudited)	October 31, 2014
Investment Activities:
Operations:
Net investment income (loss)	$(64,233)	$(190,388)	$(84,477)	$(182,586)
Net realized gains (losses) from investments	5,945,267	12,286,957	546,787	3,388,218
Change in unrealized appreciation/depreciation
on investments	(2,358,772)	(838,892)	655,388	(1,436,875)
Change in net assets resulting from operations	3,522,262	11,257,677	1,117,698	1,768,757

Dividends:
Net realized gains:
Class A Shares	(2,019,395)	(1,473,999)	(3,049,523)	(1,492,680)
Class B Shares	(54,222)	(61,772)	(79,546)	(63,060)
Class C Shares	(115,977)	(91,036)	(180,411)	(103,788)
Class I Shares	(9,610,318)	(7,953,745)	—	—
Change in net assets resulting from
shareholder dividends	(11,799,912)	(9,580,552)	(3,309,480)	(1,659,528)
Change in net assets resulting from capital
transactions	4,563,673	(5,327,302)	4,494,339	1,706,742
Change in net assets	(3,713,977)	(3,650,177)	2,302,557	1,815,971

Net Assets:
Beginning of period	78,829,353	82,479,530	17,265,827	15,449,856
End of period	$75,115,376	$78,829,353	$19,568,384	$17,265,827
Accumulated net investment income (loss)	$(256,033)	$(191,800)	$(146,792)	$(62,315)

10 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Growth Fund		Opportunity Fund
	Six Months Ended	For the	Six Months Ended	For the year
	April 30, 2015	year ended	April 30, 2015	ended
	(unaudited)	October 31, 2014	(unaudited)	October 31, 2014
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$337,344	$496,557	$3,341,280	$1,938,423
Dividends reinvested	1,980,018	1,426,628	3,006,848	1,468,888
Value of shares redeemed	(1,358,271)	(1,492,047)	(2,010,448)	(1,701,878)
Class A Shares capital transactions	959,091	431,138	4,337,680	1,705,433

Class B Shares:
Dividends reinvested	54,222	61,488	79,546	63,060
Value of shares redeemed	(71,704)	(228,368)	(57,675)	(190,960)
Class B Shares capital transactions	(17,482)	(166,880)	21,871	(127,900)

Class C Shares:
Proceeds from shares issued	116,662	195,573	77,475	219,440
Dividends reinvested	115,977	89,319	180,412	102,306
Value of shares redeemed	(247,440)	(126,331)	(123,099)	(192,537)
Class C Shares capital transactions	(14,801)	158,561	134,788	129,209

Class I Shares:
Proceeds from shares issued	3,543,380	12,675,493	—	—
Dividends reinvested	9,568,372	7,911,912	—	—
Value of shares redeemed	(9,474,887)	(26,337,526)	—	—
Class I Shares capital transactions	3,636,865	(5,750,121)	—	—
Change in net assets resulting from capital transactions	$4,563,673	$(5,327,302)	$4,494,339	$1,706,742

SHARE TRANSACTIONS:
Class A Shares:
Issued	17,371	24,260	292,577	154,943
Reinvested	103,395	70,451	276,365	121,096
Redeemed	(65,666)	(70,856)	(182,380)	(135,770)
Change in Class A Shares	55,100	23,855	386,562	140,269

Class B Shares:
Reinvested	3,345	3,464	10,677	6,968
Redeemed	(4,331)	(12,832)	(7,431)	(20,434)
Change in Class B Shares	(986)	(9,368)	3,246	(13,466)

Class C Shares:
Issued	7,091	10,381	8,895	22,638
Reinvested	7,089	4,996	23,279	10,965
Redeemed	(13,853)	(6,864)	(13,106)	(19,935)
Change in Class C Shares	327	8,513	19,068	13,668

Class I Shares:
Issued	169,847	602,647	—	—
Reinvested	485,458	382,218	—	—
Redeemed	(460,376)	(1,244,759)	—	—
Change in Class I Shares	194,929	(259,894)	—	—

See notes to financial statements.	HSBC FAMILY OF FUNDS 11

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Opportunity Fund (Advisor)
	Six Months Ended	For the
	April 30, 2015	year ended
	(unaudited)	October 31, 2014
Investment Activities:
Operations:
Net investment income (loss)	$(324,021)	$(1,025,940)
Net realized gains (losses) from investments	7,324,433	43,323,713
Change in unrealized appreciation/depreciation on investments	6,445,624	(18,084,143)
Change in net assets resulting from operations	13,446,036	24,213,630

Dividends:
Net investment income:
Class I Shares	—	(433,947)
Net realized gains:
Class I Shares	(42,957,976)	(21,203,571)
Change in net assets resulting from shareholder dividends	(42,957,976)	(21,637,518)
Change in net assets resulting from capital transactions	37,186,518	(5,660,696)
Change in net assets	7,674,578	(3,084,584)

Net Assets:
Beginning of period	205,236,554	208,321,138
End of period	$212,911,132	$205,236,554
Accumulated net investment income (loss)	$(911,039)	$(587,018)

12 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Opportunity Fund (Advisor)
	Six Months Ended	For the
	April 30, 2015	year ended
	(unaudited)	October 31, 2014
CAPITAL TRANSACTIONS:
Class I Shares:
Proceeds from shares issued	$13,381,875	$23,221,586
Dividends reinvested	42,818,632	21,593,694
Value of shares redeemed	(19,013,989)	(50,475,976)
Class I Shares capital transactions	37,186,518	(5,660,696)
Change in net assets resulting from capital transactions	$37,186,518	$(5,660,696)

SHARE TRANSACTIONS:
Class I Shares:
Issued	881,384	1,349,096
Reinvested	2,979,724	1,308,790
Redeemed	(1,291,264)	(2,969,584)
Change in Class I Shares	2,569,844	(311,698)

See notes to financial statements.	HSBC FAMILY OF FUNDS 13

HSBC GROWTH FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b),(d)
CLASS A SHARES
Six Months Ended
April 30, 2015 (unaudited)	$22.09	$(0.04)	$0.96	$0.92	$—	$(3.44)	$(3.44)	$19.57	4.52%		$13,040	1.20%	(0.36)%	1.22%	31%
Year Ended October 31, 2014	21.73	(0.09)	3.03	2.94	—	(2.58)	(2.58)	22.09	14.59%		13,504	1.20%	(0.44)%	1.21%	68%
Year Ended October 31, 2013	17.69	(0.01)	5.34	5.33	—	(1.29)	(1.29)	21.73	32.24%	(e)	12,761	1.20%	(0.05)%	1.21%	75%
Year Ended October 31, 2012	16.59	(0.06)	1.16	1.10	—	—	—	17.69	6.63%	(e)	11,327	1.20%	(0.36)%	1.27%	53%
Year Ended October 31, 2011	15.02	(0.07)	1.64	1.57	—	—	—	16.59	10.45%	(e)	15,349	1.18%	(0.45)%	1.18%	56%
Year Ended October 31, 2010	12.54	(0.07)	2.55	2.48	—	—	—	15.02	19.78%	(e),(f)	16,452	1.20%	(0.54)%	1.23%	89%
CLASS B SHARES
Six Months Ended
April 30, 2015 (unaudited)	19.24	(0.10)	0.82	0.72	—	(3.44)	(3.44)	16.52	4.10%		250	1.95%	(1.11)%	1.98%	31%
Year Ended October 31, 2014	19.36	(0.21)	2.67	2.46	—	(2.58)	(2.58)	19.24	13.81%		310	1.95%	(1.17)%	1.96%	68%
Year Ended October 31, 2013	16.02	(0.12)	4.75	4.63	—	(1.29)	(1.29)	19.36	31.16%	(e)	493	1.95%	(0.72)%	1.96%	75%
Year Ended October 31, 2012	15.13	(0.17)	1.06	0.89	—	—	—	16.02	5.88%	(e)	621	1.95%	(1.10)%	2.03%	53%
Year Ended October 31, 2011	13.80	(0.18)	1.51	1.33	—	—	—	15.13	9.64%	(e)	962	1.93%	(1.19)%	1.93%	56%
Year Ended October 31, 2010	11.60	(0.16)	2.36	2.20	—	—	—	13.80	18.97%	(e),(f)	1,213	1.95%	(1.28)%	1.98%	89%
CLASS C SHARES
Six Months Ended
April 30, 2015 (unaudited)	19.38	(0.10)	0.83	0.73	—	(3.44)	(3.44)	16.67	4.12%		663	1.95%	(1.11)%	1.98%	31%
Year Ended October 31, 2014	19.49	(0.22)	2.69	2.47	—	(2.58)	(2.58)	19.38	13.76%		764	1.95%	(1.19)%	1.96%	68%
Year Ended October 31, 2013	16.12	(0.14)	4.80	4.66	—	(1.29)	(1.29)	19.49	31.15%	(e)	602	1.95%	(0.81)%	1.96%	75%
Year Ended October 31, 2012	15.23	(0.18)	1.07	0.89	—	—	—	16.12	5.84%	(e)	482	1.95%	(1.14)%	2.03%	53%
Year Ended October 31, 2011	13.89	(0.18)	1.52	1.34	—	—	—	15.23	9.65%	(e)	251	1.94%	(1.21)%	1.94%	56%
Year Ended October 31, 2010	11.68	(0.17)	2.38	2.21	—	—	—	13.89	18.92%	(e),(f)	184	1.95%	(1.30)%	1.99%	89%
CLASS I SHARES
Six Months Ended
April 30, 2015 (unaudited)	22.63	(0.01)	0.98	0.97	—	(3.44)	(3.44)	20.16	4.65%		61,163	0.95%	(0.11)%	0.97%	31%
Year Ended October 31, 2014	22.14	(0.04)	3.11	3.07	—	(2.58)	(2.58)	22.63	14.94%		64,252	0.95%	(0.18)%	0.96%	68%
Year Ended October 31, 2013	17.99	0.04	5.42	5.46	(0.02)	(1.29)	(1.31)	22.14	32.49%	(e)	68,624	0.95%	0.20%	0.96%	75%
Year Ended October 31, 2012	16.83	(0.02)	1.18	1.16	—	—	—	17.99	6.89%	(e)	57,916	0.95%	(0.12)%	1.04%	53%
Year Ended October 31, 2011	15.19	(0.04)	1.68	1.64	—	—	—	16.83	10.80%	(e)	57,222	0.94%	(0.22)%	0.94%	56%
Year Ended October 31, 2010	12.65	(0.04)	2.58	2.54	—	—	—	15.19	20.08%	(e),(f)	49,474	0.95%	(0.30)%	0.99%	89%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Growth Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

14 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC GROWTH FUND

(e)	The Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.17%, 0.28%, 0.12% and 0.16% for the years ended October 31, 2010, 2011, 2012 and 2013, respectively.
(f)	During the year ended October 31, 2010, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 7 in the Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was 0.02%, 0.02%, 0.02% and 0.02% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

See notes to financial statements.	HSBC FAMILY OF FUNDS 15

HSBC OPPORTUNITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)		Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b),(d)
CLASS A SHARES
Six Months Ended
April 30, 2015 (unaudited)	$12.83	$(0.05)	$0.77	$0.72	$(2.32)	$(2.32)	$11.23	6.21%		$18,452	1.55%	(0.87)%		1.82%	36%
Year Ended October 31, 2014	12.78	(0.13)	1.53	1.40	(1.35)	(1.35)	12.83	11.57%		16,110	1.55%	(1.04)%		1.86%	66%
Year Ended October 31, 2013	10.13	(0.06)	3.34	3.28	(0.63)	(0.63)	12.78	34.02	%(e)	14,259	1.55%	(0.49)%		2.01%	70%
Year Ended October 31, 2012	10.63	(0.05)	1.11	1.06	(1.56)	(1.56)	10.13	12.08	%(e)	10,204	1.55%	(0.51)%		2.20%	59%
Year Ended October 31, 2011	9.67	(0.07)	1.19	1.12	(0.16)	(0.16)	10.63	11.59	%(e)	11,145	1.55%	(0.62)%		1.85%	69%
Year Ended October 31, 2010	7.56	(0.09)	2.20	2.11	—	—	9.67	27.91	%(e),(f)	11,282	1.55%	(1.00	)%(f)	2.07%	68%
CLASS B SHARES
Six Months Ended
April 30, 2015 (unaudited)	9.51	(0.06)	0.55	0.49	(2.32)	(2.32)	7.68	5.92%		295	2.30%	(1.61)%		2.57%	36%
Year Ended October 31, 2014	9.87	(0.16)	1.15	0.99	(1.35)	(1.35)	9.51	10.74%		334	2.30%	(1.74)%		2.60%	66%
Year Ended October 31, 2013	8.01	(0.11)	2.60	2.49	(0.63)	(0.63)	9.87	33.10	%(e)	480	2.30%	(1.24)%		2.77%	70%
Year Ended October 31, 2012	8.80	(0.10)	0.87	0.77	(1.56)	(1.56)	8.01	11.15	%(e)	499	2.30%	(1.25)%		2.99%	59%
Year Ended October 31, 2011	8.09	(0.12)	0.99	0.87	(0.16)	(0.16)	8.80	10.75	%(e)	536	2.30%	(1.36)%		2.64%	69%
Year Ended October 31, 2010	6.37	(0.13)	1.85	1.72	—	—	8.09	27.00	%(e),(f)	658	2.30%	(1.78	)%(f)	2.86%	68%
CLASS C SHARES
Six Months Ended
April 30, 2015 (unaudited)	9.80	(0.07)	0.58	0.51	(2.32)	(2.32)	7.99	5.95%		822	2.30%	(1.62)%		2.57%	36%
Year Ended October 31, 2014	10.14	(0.17)	1.18	1.01	(1.35)	(1.35)	9.80	10.64%		822	2.30%	(1.77)%		2.61%	66%
Year Ended October 31, 2013	8.21	(0.11)	2.67	2.56	(0.63)	(0.63)	10.14	33.15	%(e)	711	2.30%	(1.21)%		2.76%	70%
Year Ended October 31, 2012	8.98	(0.10)	0.89	0.79	(1.56)	(1.56)	8.21	11.14	%(e)	545	2.30%	(1.19)%		3.03%	59%
Year Ended October 31, 2011	8.25	(0.13)	1.02	0.89	(0.16)	(0.16)	8.98	10.79	%(e)	437	2.30%	(1.38)%		2.64%	69%
Year Ended October 31, 2010	6.49	(0.13)	1.89	1.76	—	—	8.25	27.12	%(e),(f)	341	2.30%	(1.75	)%(f)	2.86%	68%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	The Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%, 0.10%, 0.10% and 0.13% for the years ended October 31, 2010, 2011, 2012 and 2013, respectively.
(f)	During the year ended October 31, 2010, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 7 in the Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was 0.01%, 0.01% and 0.01% for Class A Shares, Class B Shares and Class C Shares, respectively.

16 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC OPPORTUNITY FUND (ADVISOR)
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b),(d)
CLASS I SHARES
Six Months Ended
April 30, 2015 (unaudited)	$17.47	$(0.02)	$1.04	$1.02	$—	$(3.62)	$(3.62)	$14.87	6.55%		$212,911	0.99%	(0.31)%	0.99%	36%
Year Ended October 31, 2014	17.27	(0.08)	2.07	1.99	(0.04)	(1.75)	(1.79)	17.47	12.16%		205,237	1.00%	(0.49)%	1.00%	66%
Year Ended October 31, 2013	13.40	0.01	4.47	4.48	—	(0.61)	(0.61)	17.27	34.70	%(e)	208,321	0.99%	0.07%	0.99%	70%
Year Ended October 31, 2012	14.02	(0.01)	1.46	1.45	—	(2.07)	(2.07)	13.40	12.50	%(e)	135,098	1.08%	(0.01)%	1.08%	59%
Year Ended October 31, 2011	12.77	(0.01)	1.57	1.56	—	(0.31)	(0.31)	14.02	12.25	%(e)	122,017	1.01%	(0.07)%	1.01%	69%
Year Ended October 31, 2010	9.93	(0.06)	2.90	2.84	—	—	—	12.77	28.60	%(e),(f)	117,064	1.01%	(0.46)%	1.01%	68%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	The Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%, 0.10%, 0.10% and 0.13% for the years ended October 31, 2010, 2011, 2012 and 2013, respectively.
(f)	During the year ended October 31, 2010, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 7 in the Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was 0.01% for Class I Shares.

See notes to financial statements.	HSBC FAMILY OF FUNDS 17

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2015

1. Organization:

The HSBC Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987, and the HSBC Advisor Funds Trust (the “Advisor Trust”), a Massachusetts business trust organized on April 5, 1996, are registered under the Investment Company Act of 1940, as amended (the “Act”), as open-end management investment companies. As of April 30, 2015, the Trust is composed of 16 separate operational funds and the Advisor Trust is composed of one operational fund, each a series of the HSBC Family of Funds, which also includes the HSBC Portfolios (the “Portfolio Trust”) (collectively the “Trusts”). The accompanying financial statements are presented for the following three funds (individually a “Fund”, collectively the “Funds”) of the Trust and Advisor Trust:

Fund	Short Name	Trust
HSBC Growth Fund	Growth Fund	Trust
HSBC Opportunity Fund	Opportunity Fund	Trust
HSBC Opportunity Fund (Advisor)	Opportunity Fund (Advisor)	Advisor Trust

All the Funds are diversified funds. Financial statements for all other funds of the Trusts are published separately.

Each Fund utilizes a master-feeder fund structure and seeks to achieve its investment objectives by investing all of its investable assets in its respective Portfolio (as defined below).

		Proportionate
		Ownership
		Interest on
Fund	Respective Portfolio	April 30, 2015 (%)
HSBC Growth Fund	HSBC Growth Portfolio	100.0
HSBC Opportunity Fund	HSBC Opportunity Portfolio	8.4
HSBC Opportunity Fund (Advisor)	HSBC Opportunity Portfolio	91.6

The HSBC Growth Portfolio and HSBC Opportunity Portfolio (individually a “Portfolio”, collectively the “Portfolios”) are diversified series of the Portfolio Trust. The Portfolios operate as master funds in master-feeder arrangements and also may receive investments from certain fund of funds.

The financial statements of the Portfolios, including the Schedules of Portfolio Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Funds.

The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Growth Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class I Shares. The Opportunity Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The Opportunity Fund (Advisor) offers one class of shares: Class I Shares. Class A Shares of the Funds have a maximum sales charge of 5.00% as a percentage of the original purchase price. Class B Shares of the Funds are offered without any front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds. Each class of shares in the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class B Shares of the Funds may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

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Notes to Financial Statements—as of April 30, 2015 (continued)

Under the Trusts’ organizational documents, the Trusts’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trusts enter into contracts with service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve any future claims that may be made against the Funds. However, based on experience, the Trusts expect that risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

The Funds record investments into the Portfolios on a trade date basis. The Funds record daily their proportionate share of income, expenses, changes in unrealized appreciation and depreciation and realized gains and losses derived from their respective Portfolios. In addition, the Funds accrue their own expenses daily as incurred.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the applicable series within the Trusts in relation to the net assets of each fund or on another reasonable basis. Class-specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class-specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Dividends to Shareholders:

Dividends to shareholders from net investment income, if any, are declared and distributed semi annually in the case of the Funds.

The Funds’ net realized gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

The amount and character of net investment income and net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, and certain distributions), such amounts are reclassified within the composition of net assets; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

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Notes to Financial Statements—as of April 30, 2015 (continued)

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

New Accounting Pronouncement:

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11 “Transfers and Servicing (Topic 860)” (“ASU 2014-11”), which requires repurchase-to-maturity transactions to be accounted for as secured borrowing rather than sales with a forward commitment. In addition, for repurchase financing agreements, separate secured borrowing accounting is required for the components (i.e., transfer of a financial asset contemporaneous with a repurchase agreement with the same counterparty). The new and amended disclosures are effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the implications of ASU 2014-11 and its impact on the financial statements and related disclosures has not yet been determined.

3. Investment Valuation Summary:

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1: quoted prices in active markets for identical assets
●	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3: significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds record their investments in their respective Portfolios at fair value, which is typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, as discussed more fully in the Notes to Financial Statements of the Portfolios included elsewhere in this report.

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Notes to Financial Statements—as of April 30, 2015 (continued)

For the period ended April 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The following is a summary of the valuation inputs used as of April 30, 2015 in valuing the Funds’ investments based upon the three levels defined above:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Growth Fund
Investments:
Affiliated Portfolio(a)	—	75,275,863	—	75,275,863
Total Investments	—	75,275,863	—	75,275,863

Opportunity Fund
Investments:
Affiliated Portfolio(a)	—	19,579,376	—	19,579,376
Total Investments	—	19,579,376	—	19,579,376

Opportunity Fund (Advisor)
Investments:
Affiliated Portfolio(a)	—	213,064,388	—	213,064,388
Total Investments	—	213,064,388	—	213,064,388
____________________

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds’ master-feeder structure, the inputs used to value these instruments are categorized as Level 2.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly-owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Portfolios. As Investment Adviser, HSBC manages the investments of the Portfolios and continuously reviews, supervises, and administers the Portfolios’ investments. The Funds are not directly charged any investment management fees.

Administration:

HSBC serves the Funds as Administrator. Under the terms of the Administration Agreement, HSBC receives from the Funds (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Combined Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trusts. For assets invested in the Portfolios by the Funds, the Portfolios pay half of the administration fee and the Funds pay half, for a combination of the total fee rate as set forth above. Certain administration fees of the Portfolios also may be reduced by treating them as apportioned in part to other funds making investments in the Portfolios. An amount equal to 50% of the administration fee is deemed to be class specific.

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Notes to Financial Statements—as of April 30, 2015 (continued)

Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trusts’ Sub-Administrator, subject to the general supervision by the Trusts’ Board of Trustees (the “Board”) and HSBC. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above subject to certain reductions associated with services provided to new funds, minus 0.02% which is retained by HSBC.

Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $174,850 for the period ended April 30, 2015, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group LLC, serves the Trust as Distributor (the “Distributor”). The Trust, for certain Funds, has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00%, and 1.00% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares (currently charging 0.75%), and Class C Shares (currently charging 0.75%) of the Funds, respectively. For the period ended April 30, 2015, Foreside, as Distributor, also received $90,366, $0, and $11,235 in commissions from sales of the Trusts, for Class A Shares, Class B Shares, and Class C Shares, respectively of which $23, $0, and $0 were reallocated to HSBC-affiliated brokers and dealers, for Class A Shares, Class B Shares, and Class C Shares, respectively.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents (which primarily consist of HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25%, 0.25%, and 0.25% of the average daily net assets of Class A Shares, Class B Shares, and Class C Shares of the Funds, respectively. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan will not exceed in the aggregate 0.25% of the average daily net assets of Class A Shares, and 1.00% of the average daily net assets of Class B Shares and Class C Shares.

Fund Accounting and Transfer Agency:

Citi provides fund accounting for each Fund. Until March 31, 2015, Citi also provided transfer agency services for each Fund. As transfer agent, Citi received a fee based on the number of funds and shareholder accounts, subject to certain minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. As fund accountant, Citi receives an annual fee per Fund and share class, subject to minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. Citi receives additional fees paid by the Trust and the Advisor Trust for blue sky exemption services. Effective March 31, 2015, transfer agent services were provided under the terms of a separate transfer agency services agreement with Citi. Citi’s rights and obligations under the transfer agency services agreement, in turn, were assigned to SunGard Investor Services LLC (“SIS”), effective March 31, 2015. The transfer agency services, and fees charged for such services, are unchanged as a result of the separate agreement or the assignment to SIS.

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Notes to Financial Statements—as of April 30, 2015 (continued)

Independent Trustees:

Effective January 1, 2015, the Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $12,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $12,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $15,000. The Trusts also pay the Chairman of the Board an additional annual retainer of $30,000. Prior to January 1, 2015, the Trusts paid each Independent Trustee an annual retainer of $100,000. The Trusts paid a fee of $10,000 for each regular meeting of the Board of Trustees attended and a fee of $ 3,000 for each special meeting attended. The Trusts paid each Committee Chair an annual retainer of $ 3,000, with the exception of the Chair of the Audit Committee, who received a retainer of $ 6,000. The Trusts also paid the Chairman of the Board, an additional annual retainer of $24,000. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee was compensated at the rate of $500 per hour, up to a maximum of $3,000 per day.

Fee Reductions:

The Investment Adviser has contractually agreed to limit, through March 1, 2016, the annual total expenses, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributed to a Fund’s investment in investment companies of certain Funds. Each affected Fund Class has its own expense limitation based on the average daily net assets for any full fiscal year as follows:

		Current Contractual
		Expense
Fund	Class	Limitation(%)
Growth Fund	A	1.20
Growth Fund	B	1.95
Growth Fund	C	1.95
Growth Fund	I	0.95
Opportunity Fund	A	1.65
Opportunity Fund	B	2.40
Opportunity Fund	C	2.40
Opportunity Fund (Advisor)	I	1.10

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the period ended April 30, 2015, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of April 30, 2015, the repayments that may potentially be made by the Funds are as follows:

Fund	2018($)	2017($)	2016($)	2015($)	Total($)
Growth Fund	9,386	6,785	5,267	65,181	86,619
Opportunity Fund	15,574	34,544	46,445	65,241	161,804
____________________

*	The year listed above the amounts is the fiscal year ending in which the amounts will no longer be able to be recouped.

The Administrator and Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time. Amounts waived/reimbursed by the Investment Adviser, Administrator and Citi are reported separately on the Statements of Operations, as applicable.

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Notes to Financial Statements—as of April 30, 2015 (continued)

5. Investment Transactions:

Contributions to and withdrawals from the respective Portfolios for the period ended April 30, 2015 totaled:

Fund	Contributions($)	Withdrawals($)
Growth Fund	1,816,203	9,135,534
Opportunity Fund	2,760,019	1,667,217
Opportunity Fund (Advisor)	6,864,404	12,647,109

6. Federal Income Tax Information:

The tax character of dividends paid by the Funds for the latest tax year ended October 31, 2014 was as follows:

	Dividends paid from
					Total
	Ordinary	Net Long Term	Total Taxable	Return of	Dividends
	Income ($)	Capital Gains ($)	Dividends ($)	Capital ($)	Paid ($)(1)
Growth Fund	848,249	8,732,303	9,580,552	—	9,580,552
Opportunity Fund	29,031	1,630,497	1,659,528	—	1,659,528
Opportunity Fund (Advisor)	2,223,373	19,414,145	21,637,518	—	21,637,518
____________________

(1)	Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended October 31, 2014, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

			Undistributed			Accumulated	Unrealized	Total
	Undistributed	Undistributed	Long Term			Capital and	Appreciation/	Accumulated
	Ordinary	Tax Exempt	Capital	Accumulated	Dividends	Other	(Depreciation)	Earnings/
	Income ($)	Income ($)	Gains ($)	Earnings ($)	Payable ($)	Losses ($)	($)(1)	(Deficit) ($)
Growth Fund	—	—	11,799,912	11,799,912	—	(191,800)	20,039,877	31,647,989
Opportunity Fund	572,115	—	2,737,364	3,309,479	—	(62,566)	2,232,263	5,479,176
Opportunity Fund
(Advisor)	8,144,106	—	34,813,856	42,957,962	—	(586,257)	28,802,289	71,173,994
____________________

(1)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the latest tax year ended October 31, 2014, the following Funds had deferred losses, which will be treated as arising on the first day of the fiscal year ending October 31, 2015.

Late Year
Ordinary Losses ($)
Growth Fund	191,800
Opportunity Fund	62,566
Opportunity Fund (Advisor)	586,257

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Notes to Financial Statements—as of April 30, 2015 (continued)

7. Legal and Regulatory Matters:

On September 26, 2006 BISYS Fund Services, Inc. (“BISYS”), an affiliate of BISYS Fund Services Ohio, Inc. which provided various services to the Funds, reached a settlement with the Securities and Exchange Commission (the “SEC”) regarding the SEC’s investigation related to BISYS’ past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. The related settlement monies were received by the Funds during the year ended October 31, 2010. The corresponding impact to the net income ratio and total return for the year ended October 31, 2010 are disclosed in the Funds’ Financial Highlights.

8. Subsequent Events:

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

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Investment Adviser Contract Approval

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the materials factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds, HSBC Advisor Funds Trust and HSBC Portfolios (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

The Board met in person and the Contracts and Expense Committee thereof, which consists of the Independent Trustees of the Trust (the “Contracts Committee”), met separately on two occasions (telephonically and in person) to consider, among other matters, the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more of the Funds.1

Prior to the meetings, the Independent Trustees requested, received and reviewed information to help them evaluation the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and certain of the Sub-Advisers; (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers; (ix) regulatory developments, namely amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to the rules governing money market funds; and (x) and other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements.

Counsel to the Trusts and counsel to the Independent Trustees were present at the Board Meetings. The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including the two meetings of the Contracts Committee. Prior to voting to continue the Agreements, the Independent Trustees also receives a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

During the December 5, 2014 and December 15-16, 2014 Contracts Committee meetings, the Contracts Committee discussed, among other things: (i) the information provided in advance of the meetings; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trusts’ arrangements with unaffiliated sub-advisers to the Trusts, Westfield Capital Management Company, LP (“Westfield”) and Winslow Capital Management, LLC (“Winslow”); (iv) the Trusts’ arrangements with the affiliated sub-advisers to the Trusts, HSBC Global Asset Management (UK) Limited and HSBC Global Asset Management (Hong Kong ) Limited; (v) the fees paid to the Adviser pursuant to the Trusts’ agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operation Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (vi) regulatory considerations; (vii) the Adviser’s Multimanager function and the level of oversight services provided to Funds that are sub-advisers; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability and direct and indirect expenses; and (x) additional information provided by the Adviser at the request of the Board, following the December 5, 2014 Contracts Committee meeting. Following the December 5, 2014 and December 15-16, 2014 Contracts Committee meetings, the members of the Contracts Committee determined to recommend to the Board that the Agreements be continued for an additional one-year period.
____________________

1	The HSBC Asia ex-Japan Smaller Companies Equity Fund recently commenced operations and, therefore, the Agreement with respect to this Fund was not up for renewal.

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Investment Adviser Contract Approval (continued)

At the in-person meeting held on December 16, 2014, the Board, including the Independent Trustees, reviewed and discussed the materials and other information provided by the Adviser and Sub-Advisers and considered the previous deliberations and recommendation of the Contracts Committee. In addition, the Board and the Contracts Committee took into consideration its experience with the Adviser and the Sub-Advisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and certain of the Sub-Advisers. As a result of this process, the Board and Independent Trustees determined to approve the continuation of the Agreements with respect to each Fund. The Committee and the Board reviewed materials and made their respective determinations based on a Fund by Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the increase during the period of the HSBC Family of Funds’ assets; (iv) the Adviser’s ongoing efforts to implement the amendments adopted by the SEC to the rules governing money market funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; and (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors. The Board noted that Nuveen Investments, Inc., the parent company of Winslow, was recently acquired by TIAA-CREF. This acquisition resulted in a change of control of Winslow and an automatic termination of the previous Sub-Advisory Contract with Winslow under the 1940 Act. The Trustees considered the impact of this acquisition to the nature, quality and extent of the investment advisory services provided by Winslow.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Advisers.

In the context of the Aggressive Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund, Conservative Strategy Fund and Income Strategy Fund (the “World Selection Funds”), the Board considered the relationship between the targeted risk, or volatility, levels of the Funds and their performance, as well as the difficulties in identifying an appropriate peer group against which to compare these funds in light of their targeted risk levels. The Board also considered Fund expenses, recent changes to the World Selection Funds’ investment strategies that are expected to result in a decrease in Fund expenses and the impact of estimated Fund expenses on performance.

In the context of the HSBC Growth Portfolio, the Board discussed performance for the 3-year and 5-year periods and evaluated the Adviser’s discussion of the Fund’s performance in light of the current market conditions and Winslow’s investment strategy. The Independent Trustees noted that the fees paid to Winslow are based on total assets under management of all Winslow sub-advised funds affiliated with the Adviser, including the HSBC Growth Portfolio. In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including

HSBC FAMILY OF FUNDS       27

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (continued)

the sub-advisory fees paid to Westfield, and recent performance and volatility information. The Board noted the HSBC Opportunity Portfolio was in the first quartile for the 1-year, 3-year and 5-year periods in its respective Morningstar category.

In the context of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund, HSBC Frontier Markets Fund, HSBC Total Return Fund and HSBC RMB Fixed Income Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Independent Trustees also considered the Adviser’s commentary on this comparative data.

In the context of the HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund, the Board noted that the Funds’ relative performance was in the first quartile year-to-date and the second quartile for the 1-year period ending September 2014, in their respective Morningstar categories, and that each Fund’s contractual advisory fee was relatively low compared to its peers. In addition, the Board considered the HSBC Frontier Markets Fund’s current expense ratios, but noted that its relative performance was in the first quartile for the 1-year and 3-year periods ending September 2014 in its respective Morningstar category, and that it is currently closed to new investors.

With respect to the HSBC Total Return Fund, the Board noted the Adviser’s discussion of the difficulties in identifying an appropriate peer group against which to compare this Fund in light of its investment strategies, and considered the Fund’s relative performance, which was in the third quartile year-to-date and for the 1-year period ending September 2014 in its respective Morningstar category. The Board also considered the Fund’s current expense ratios compared to its peers. In the context of the HSBC RMB Fixed Income Fund, the Independent Trustees discussed the Fund’s unique investment strategies and relative performance against its peer group.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that the returns of the Funds were similar to their competitors.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Advisers, as available; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Growth Portfolio and HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structures, and any applicable breakpoints. In addition, the Board discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the sub-advisers pursuant to the Sub-Advisory Contracts. The Board also considered information on profitability where provided by the Sub-Advisers.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

28       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (continued)

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board noted that, The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

HSBC FAMILY OF FUNDS       29

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2015 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and /or shareholder servicing fees and other Fund expenses (including expenses allocated from the Portfolios). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these cost with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/14	4/30/15	11/1/14 - 4/30/15	11/1/14 - 4/30/15
Growth Fund	Class A Shares	$1,000.00	$1,045.20	$6.09	1.20%
	Class B Shares	1,000.00	1,041.00	9.87	1.95%
	Class C Shares	1,000.00	1,041.20	9.87	1.95%
	Class I Shares	1,000.00	1,046.50	4.82	0.95%
Opportunity Fund	Class A Shares	1,000.00	1,062.10	7.92	1.55%
	Class B Shares	1,000.00	1,059.20	11.74	2.30%
	Class C Shares	1,000.00	1,059.50	11.74	2.30%
Opportunity Fund (Advisor)	Class I Shares	1,000.00	1,065.50	5.07	0.99%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

30       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2015 (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/14	4/30/15	11/1/14 - 4/30/15	11/1/14 - 4/30/15
Growth Fund	Class A Shares	$1,000.00	$1,018.84	$6.01	1.20%
	Class B Shares	1,000.00	1,015.12	9.74	1.95%
	Class C Shares	1,000.00	1,015.12	9.74	1.95%
	Class I Shares	1,000.00	1,020.08	4.76	0.95%
Opportunity Fund	Class A Shares	1,000.00	1,017.11	7.75	1.55%
	Class B Shares	1,000.00	1,013.39	11.48	2.30%
	Class C Shares	1,000.00	1,013.39	11.48	2.30%
Opportunity Fund (Advisor)	Class I Shares	1,000.00	1,019.89	4.96	0.99%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

HSBC FAMILY OF FUNDS       31

Portfolio Reviews
Portfolio Composition*
April 30, 2015 (Unaudited)

HSBC Growth Portfolio
Investment Allocation	Percentage of Investments at Value (%)
Internet Software &
Services	13.4
Biotechnology	10.1
IT Services	7.2
Technology Hardware,
Storage & Peripherals	5.6
Software	5.4
Health Care Providers &
Services	5.3
Internet & Catalog Retail	5.9
Chemicals	5.4
Hotels, Restaurants &
Leisure	4.5
Media	4.9
Road & Rail	3.4
Specialty Retail	2.5
Textiles, Apparel &
Luxury Goods	2.5
Food & Staples Retailing	2.4
Semiconductors
& Semiconductor
Equipment	2.2
Capital Markets	2.2
Pharmaceuticals	2.1
Real Estate Investment
Trusts (REITs)	1.8
Aerospace & Defense	1.6
Airlines	1.6
Wireless
Telecommunication
Services	1.6
Health Care Equipment &
Supplies	1.1
Multiline Retail	1.1
Electrical Equipment	1.1
Industrial Conglomerates	1.0
Banks	1.0
Health Care Technology	1.2
Energy Equipment &
Services	0.9
Oil, Gas & Consumable
Fuels	0.6
Automobiles	0.2
Investment Company	0.2
Total	100.0%

HSBC Opportunity Portfolio
Investment Allocation	Percentage of Investments at Value (%)
Biotechnology	10.1
Software	9.4
Specialty Retail	7.1
Machinery	5.4
Oil, Gas & Consumable
Fuels	4.9
Health Care Equipment &
Supplies	4.6
Household Durables	4.5
Pharmaceuticals	4.3
Chemicals	4.2
Hotels, Restaurants &
Leisure	3.8
Health Care Providers &
Services	3.7
Internet Software &
Services	3.4
IT Services	3.3
Professional Services	2.8
Capital Markets	2.8
Aerospace & Defense	2.2
Diversified Consumer
Services	2.0
Life Sciences Tools &
Services	1.9
Road & Rail	1.9
Semiconductors
& Semiconductor
Equipment	1.7
Media	1.6
Real Estate Management
& Development	1.6
Banks	1.6
Building Products	1.5
Health Care Technology	1.4
Real Estate Investment
Trusts (REITs)	1.4
Investment Company	1.2
Containers & Packaging	1.1
Electronic Equipment,
Instruments &
Components	1.1
Commercial Services &
Supplies	1.0
Airlines	1.0
Diversified Financial
Services	0.6
Metals & Mining	0.5
Communications
Equipment	0.4
Total	100.0%
____________________

*	Portfolio composition is subject to change.

32       HSBC PORTFOLIOS

HSBC GROWTH PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited)

Common Stocks – 99.5%

	Shares	Value ($)
Aerospace & Defense – 1.6%
Honeywell International, Inc.	12,100	1,221,132
Airlines – 1.6%
Delta Air Lines, Inc.	26,300	1,174,032
Automobiles – 0.2%
Tesla Motors, Inc. (a)	750	169,538
Banks – 1.0%
Wells Fargo & Co.	14,000	771,400
Biotechnology – 10.1%
Alexion Pharmaceuticals, Inc. (a)	5,815	984,072
Amgen, Inc.	7,300	1,152,743
Biogen, Inc. (a)	3,815	1,426,543
Celgene Corp. (a)	16,850	1,820,810
Gilead Sciences, Inc. (a)	13,000	1,306,630
Vertex Pharmaceuticals, Inc. (a)	7,595	936,312
		7,627,110
Capital Markets – 2.2%
BlackRock, Inc.	2,210	804,307
Morgan Stanley	23,000	858,130
		1,662,437
Chemicals – 5.4%
Ecolab, Inc.	6,950	778,261
LyondellBasell Industries NV, Class A	4,900	507,248
Monsanto Co.	14,600	1,663,816
PPG Industries, Inc.	4,030	892,887
Sherwin-Williams Co.	850	236,300
		4,078,512
Electrical Equipment – 1.0%
Mobileye NV (a)	17,600	789,536
Energy Equipment & Services – 0.9%
Schlumberger Ltd.	6,900	652,809
Food & Staples Retailing – 2.4%
Costco Wholesale Corp.	4,800	686,640
CVS Health Corp.	11,250	1,117,013
		1,803,653
Health Care Equipment & Supplies – 1.1%
Medtronic plc.	10,750	800,338
Health Care Providers & Services – 5.3%
Envision Healthcare Holdings, Inc. (a)	23,300	884,468
McKesson Corp.	7,900	1,764,860
UnitedHealth Group, Inc.	11,800	1,314,520
		3,963,848
Health Care Technology – 1.2%
Cerner Corp. (a)	9,800	703,738
Inovalon Holdings, Inc. (a)	6,684	168,771
		872,509
Hotels, Restaurants & Leisure – 4.5%
Chipotle Mexican Grill, Inc. (a)	1,255	779,782
Hilton Worldwide Holdings, Inc. (a)	44,400	1,285,824
Starbucks Corp.	25,900	1,284,122
		3,349,728
Industrial Conglomerates – 1.0%
Danaher Corp.	8,800	720,544
Internet & Catalog Retail – 5.8%
Amazon.com, Inc. (a)	4,385	1,849,504
Ctrip.com International Ltd., ADR (a)	7,000	445,760
Netflix, Inc. (a)	710	395,115
The Priceline Group, Inc. (a)	1,375	1,701,989
		4,392,368
Internet Software & Services – 13.4%
Alibaba Group Holding Ltd., ADR (a)	8,850	719,417
Baidu, Inc., ADR (a)	5,340	1,069,495
Costar Group, Inc. (a)	3,665	749,236
eBay, Inc. (a)	19,500	1,136,070
Facebook, Inc., Class A (a)	24,600	1,937,741
Google, Inc., Class A (a)	2,730	1,498,142
Google, Inc. (a)	2,758	1,481,849
LinkedIn Corp., Class A (a)	6,000	1,512,780
		10,104,730
IT Services – 7.3%
Cognizant Technology Solutions Corp.,
Class A (a)	14,800	866,392
MasterCard, Inc., Class A	17,400	1,569,654
Visa, Inc., Class A	45,000	2,972,249
		5,408,295
Media – 4.8%
Liberty Global plc, Class C (a)	15,200	766,840
The Walt Disney Co.	13,900	1,511,208
Twenty-First Century Fox, Inc.,
Class A	40,370	1,375,810
		3,653,858
Multiline Retail – 1.1%
Dollar General Corp.	11,000	799,810
Oil, Gas & Consumable Fuels – 0.6%
Range Resources Corp.	7,650	486,234
Pharmaceuticals – 2.1%
Valeant Pharmaceuticals
International, Inc. (a)	4,060	880,736
Zoetis, Inc.	14,950	664,079
		1,544,815
Real Estate Investment Trusts (REITs) – 1.8%
American Tower Corp.	14,300	1,351,779
Road & Rail – 3.3%
Union Pacific Corp.	24,200	2,570,766
Semiconductors & Semiconductor Equipment – 2.2%
ARM Holdings plc, ADR	17,900	912,721
Texas Instruments, Inc.	13,900	753,519
		1,666,240

See notes to financial statements.	HSBC PORTFOLIOS 33

HSBC GROWTH PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

Common Stocks, continued

	Shares	Value ($)
Software – 5.4%
Adobe Systems, Inc. (a)	22,000	1,673,320
Salesforce.com, Inc. (a)	11,300	822,866
ServiceNow, Inc. (a)	7,200	538,992
Splunk, Inc. (a)	7,050	467,732
Workday, Inc., Class A (a)	6,300	574,623
		4,077,533
Specialty Retail – 2.5%
The Home Depot, Inc.	9,500	1,016,310
Ulta Salon, Cosmetics &
Fragrance, Inc. (a)	5,450	823,441
		1,839,751
Technology Hardware, Storage & Peripherals – 5.6%
Apple, Inc.	33,570	4,201,286
Textiles, Apparel & Luxury Goods – 2.5%
NIKE, Inc., Class B	19,000	1,877,960
Wireless Telecommunication Services – 1.6%
SBA Communications Corp.,
Class A (a)	10,600	1,227,692
TOTAL COMMON STOCKS
(COST $56,329,256)		74,860,243

Investment Company – 0.2%

Northern Institutional Diversified
Assets Portfolio, Institutional Shares,
0.01% (b)	173,497	173,497
TOTAL INVESTMENT COMPANY
(COST $173,497)		173,497
TOTAL INVESTMENT SECURITIES
(COST $56,502,753) – 99.7%		75,033,740
Other Assets (Liabilities) – 0.3%		242,123
NET ASSETS – 100%		$75,275,863
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on April 30, 2015.
ADR — American Depositary Receipt

34 HSBC PORTFOLIOS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited)

Common Stocks – 99.2%

	Shares	Value ($)
Aerospace & Defense – 2.2%
BE Aerospace, Inc.	36,980	2,211,034
TransDigm Group, Inc.	13,395	2,841,482
		5,052,516
Airlines – 1.0%
JetBlue Airways Corp. (a)	109,100	2,239,823
Virgin America, Inc. (a)	3,750	107,775
		2,347,598
Banks – 1.6%
First Republic Bank	64,410	3,754,459
Biotechnology – 10.4%
ARIAD Pharmaceuticals, Inc. (a)	357,760	3,101,779
Medivation, Inc. (a)	31,470	3,799,688
Merrimack Pharmaceuticals, Inc. (a)	108,640	1,205,904
Neurocrine Biosciences, Inc. (a)	98,230	3,348,661
Prothena Corp. PLC (a)	54,500	1,766,345
PTC Therapeutics, Inc. (a)	67,805	3,983,544
Puma Biotechnology, Inc. (a)	5,230	944,433
United Therapeutics Corp. (a)	35,320	5,640,250
		23,790,604
Building Products – 1.5%
Lennox International, Inc.	33,395	3,538,534
Capital Markets – 2.8%
Affiliated Managers Group, Inc. (a)	10,875	2,459,164
Raymond James Financial, Inc.	71,850	4,061,680
		6,520,844
Chemicals – 4.2%
Huntsman Corp.	130,110	2,999,036
PolyOne Corp.	63,310	2,472,256
RPM, Inc.	92,780	4,410,760
		9,882,052
Commercial Services & Supplies – 1.0%
Knoll, Inc.	103,590	2,358,744
Communications Equipment – 0.4%
Aruba Networks, Inc. (a)	42,270	1,040,265
Containers & Packaging – 1.1%
Packaging Corp. of America	37,010	2,560,722
Diversified Consumer Services – 2.0%
Nord Anglia Education, Inc. (a)	39,460	1,027,933
Service Corp. International	135,710	3,756,453
		4,784,386
Diversified Financial Services – 0.6%
CBOE Holdings, Inc.	25,330	1,425,319
Electronic Equipment, Instruments & Components – 1.1%
Ingram Micro, Inc. (a)	99,010	2,491,092
Health Care Equipment & Supplies – 4.6%
Align Technology, Inc. (a)	66,430	3,908,742
DENTSPLY International, Inc.	45,235	2,306,985
Spectranetics Corp. (a)	63,400	1,626,210
Wright Medical Group, Inc. (a)	110,020	2,791,207
		10,633,144
Health Care Providers & Services – 3.7%
Brookdale Senior Living, Inc. (a)	99,100	3,590,393
Community Health Systems, Inc. (a)	94,230	5,058,266
		8,648,659
Health Care Technology – 1.4%
Allscripts Healthcare
Solutions, Inc. (a)	248,750	3,308,375
Hotels, Restaurants & Leisure – 3.8%
Jack in the Box, Inc.	45,140	3,916,798
The Wendy’s Co.	251,510	2,545,281
Vail Resorts, Inc.	24,960	2,476,282
		8,938,361
Household Durables – 4.5%
Harman International Industries, Inc.	20,140	2,625,853
Jarden Corp. (a)	95,582	4,891,887
Tempur Sealy International, Inc. (a)	47,530	2,895,052
		10,412,792
Internet Software & Services – 3.4%
Costar Group, Inc. (a)	18,445	3,770,711
Pandora Media, Inc. (a)	87,900	1,568,136
Rackspace Hosting, Inc. (a)	47,530	2,561,867
		7,900,714
IT Services – 3.3%
Genpact Ltd. (a)	85,980	1,879,523
Total System Services, Inc.	78,540	3,107,042
VeriFone Systems, Inc. (a)	75,150	2,688,116
		7,674,681
Life Sciences Tools & Services – 1.9%
Mettler-Toledo International, Inc. (a)	13,680	4,336,697
Machinery – 5.4%
Middleby Corp. (a)	21,560	2,184,890
Snap-on, Inc.	15,860	2,371,863
The Timken Co.	118,920	4,672,367
WABCO Holdings, Inc. (a)	27,340	3,402,463
		12,631,583
Media – 1.6%
Nexstar Broadcasting Group, Inc.,
Class A	65,420	3,824,453
Metals & Mining – 0.5%
TimkenSteel Corp.	39,910	1,164,973
Oil, Gas & Consumable Fuels – 4.9%
CONSOL Energy, Inc.	152,360	4,948,653
Denbury Resources, Inc.	282,250	2,486,623
Tesoro Corp.	45,510	3,906,123
		11,341,399
Pharmaceuticals – 4.3%
Aegerion Pharmaceuticals, Inc. (a)	40,530	942,728
Jazz Pharmaceuticals plc (a)	33,720	6,025,764
Pacira Pharmaceuticals, Inc. (a)	43,635	2,988,125
		9,956,617

See notes to financial statements.	HSBC PORTFOLIOS 35

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2015 (Unaudited) (continued)

Common Stocks, continued

	Shares	Value ($)
Professional Services – 2.9%
IHS, Inc., Class A (a)	30,190	3,787,939
Robert Half International, Inc.	51,290	2,844,031
		6,631,970
Real Estate Investment Trusts (REITs) – 1.4%
Starwood Property Trust, Inc.	136,630	3,280,486
Real Estate Management & Development – 1.6%
Jones Lang LaSalle, Inc.	22,255	3,695,665
Road & Rail – 1.9%
Genesee & Wyoming, Inc. (a)	47,900	4,452,305
Semiconductors & Semiconductor Equipment – 1.7%
On Semiconductor Corp. (a)	341,610	3,935,347
Software – 9.4%
Fortinet, Inc. (a)	76,340	2,881,072
Informatica Corp. (a)	26,330	1,265,683
Palo Alto Networks, Inc. (a)	39,820	5,882,211
QLIK Technologies, Inc. (a)	74,870	2,604,727
ServiceNow, Inc. (a)	57,990	4,341,131
Solarwinds, Inc. (a)	55,240	2,694,607
Splunk, Inc. (a)	34,550	2,292,220
		21,961,651
Specialty Retail – 7.1%
Asbury Automotive Group, Inc. (a)	31,110	2,614,173
Restoration Hardware
Holdings, Inc. (a)	40,560	3,495,055
Signet Jewelers Ltd.	23,310	3,126,570
Ulta Salon, Cosmetics &
Fragrance, Inc. (a)	31,380	4,741,205
Williams-Sonoma, Inc.	35,694	2,624,580
		16,601,583
TOTAL COMMON STOCKS
(COST $193,344,935)		230,878,590

Investment Company – 1.2%

Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.01% (b)	2,798,447	2,798,447
TOTAL INVESTMENT COMPANY
(COST $2,798,447)		2,798,447
TOTAL INVESTMENT SECURITIES
(COST $196,143,382) – 100.4%		233,677,037
Other Assets (Liabilities) – (0.4)%		(1,033,273)
NET ASSETS – 100%		$232,643,764
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on April 30, 2015.

36 HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIOS

Statements of Assets and Liabilities—as of April 30, 2015 (Unaudited)

	HSBC	HSBC
	Growth	Opportunity
	Portfolio	Portfolio
Assets:
Investment securities, at value	$75,033,740	$233,677,037
Dividends receivable	21,447	27,375
Receivable for investments sold	2,346,299	1,230,626
Prepaid expenses	210	170
Total Assets	77,401,696	234,935,208

Liabilities:
Payable for investments purchased	2,064,879	2,097,923
Accrued expenses and other liabilities:
Investment Management	36,432	157,447
Administration	1,635	5,067
Accounting	3,306	3,324
Custodian	5,640	10,437
Trustee	188	558
Other	13,753	16,688
Total Liabilities	$2,125,833	$2,291,444

Applicable to investors’ beneficial interest	$75,275,863	$232,643,764
Total Investments, at cost	$56,502,753	$196,143,382

See notes to financial statements.	HSBC PORTFOLIOS 37

HSBC PORTFOLIOS

Statements of Operations—For the period ended April 30, 2015 (Unaudited)

	Growth	Opportunity
	Portfolio	Portfolio
Investment Income:
Dividends	$323,444	$777,034
Foreign tax withholding	(1,395)	—
Total Investment Income	322,049	777,034

Expenses:
Investment Management Fees	67,324	285,355
Sub-Advisory Fees	153,884	627,784
Administration	9,432	27,979
Accounting	20,650	20,689
Compliance Services	402	1,150
Custodian	9,162	14,920
Printing	371	1,800
Audit	8,181	8,181
Legal	1,361	3,743
Trustee	1,150	3,271
Other	1,948	5,088
Total Expenses	273,865	999,960

Net Investment Income (Loss)	$48,184	$(222,926)

Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains (losses) from investment securities	5,945,268	7,871,220
Change in unrealized appreciation/depreciation on investments	(2,358,772)	7,101,012

Net realized/unrealized gains (losses) on investments	3,586,496	14,972,232
Change in Net Assets Resulting from Operations	$3,634,680	$14,749,306

38 HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIOS

Statements of Changes in Net Assets

	Growth Portfolio		Opportunity Portfolio
	Six months ended	For the	Six months ended	For the
	April 30, 2015	year ended	April 30, 2015	year ended
	(Unaudited)	October 31, 2014	(Unaudited)	October 31, 2014
Investment Activities:
Operations:
Net investment income (loss)	$48,184	$63,233	$(222,926)	$(846,122)
Net realized gains (losses) from investments	5,945,268	16,100,579	7,871,220	48,125,818
Change in unrealized appreciation/depreciation
on investments	(2,358,772)	(4,167,672)	7,101,012	(20,630,917)
Change in net assets resulting from operations	3,634,680	11,996,140	14,749,306	26,648,779
Proceeds from contributions	1,816,203	6,730,596	9,624,424	17,143,763
Value of withdrawals	(9,106,465)	(28,479,757)	(14,311,141)	(48,280,031)
Charge in net assets resulting from
transactions in investors’ beneficial interest	(7,290,262)	(21,749,161)	(4,686,717)	(31,136,268)
Change in net assets	(3,655,582)	(9,753,021)	10,062,589	(4,487,489)

Net Assets:
Beginning of period	78,931,445	88,684,466	222,581,175	227,068,664
End of period	$75,275,863	$78,931,445	$232,643,764	$222,581,175

See notes to financial statements.	HSBC PORTFOLIOS 39

HSBC GROWTH PORTFOLIO
Financial Highlights

		Ratios/Supplementary Data
				Ratio of Net	Ratio of
				Investment	Expenses
			Ratio of Net	Income	to Average
		Net Assets at	Expenses to	(Loss) to	Net Assets
	Total	End of Period	Average Net	Average Net	(Excluding Fee	Portfolio
	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)	Turnover(a)
Six Months Ended April 30, 2015 (unaudited)	12.89%	$75,276	0.71%	0.13%	0.71%	31%
Year Ended October 31, 2014	15.22%	78,931	0.69%	0.07%	0.69%	68%
Year Ended October 31, 2013	32.84%	88,684	0.69%	0.46%	0.69%	75%
Year Ended October 31, 2012	7.18%	79,018	0.71%	0.13%	0.71%	53%
Year Ended October 31, 2011	11.07%	105,289	0.66%	0.07%	0.66%	56%
Year Ended October 31, 2010	20.34%	98,751	0.68%	(0.04)%	0.68%	89%

(a)	Not Annualized for periods less than one year.
(b)	Annualized for periods less than one year.

40 HSBC PORTFOLIOS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO
Financial Highlights (continued)

		Ratios/Supplementary Data
				Ratio of Net	Ratio of
				Investment	Expenses
			Ratio of Net	Income	to Average
		Net Assets at	Expenses to	(Loss) to	Net Assets
	Total	End of Period	Average Net	Average Net	(Excluding Fee	Portfolio
	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)	Turnover(a)
Six Months Ended April 30, 2015 (unaudited)	10.47%	$232,644	0.88%	(0.20)%	0.88%	36%
Year Ended October 31, 2014	12.26%	222,581	0.88%	(0.37)%	0.88%	66%
Year Ended October 31, 2013	34.84%	227,069	0.89%	0.17%	0.89%	70%
Year Ended October 31, 2012	12.71%	150,059	0.91%	0.15%	0.91%	59%
Year Ended October 31, 2011	12.40%	141,324	0.88%	0.05%	0.88%	69%
Year Ended October 31, 2010	28.74%	139,402	0.89%	(0.35)%	0.89%	68%

(a)	Not Annualized for periods less than one year.
(b)	Annualized for periods less than one year.

See notes to financial statements.	HSBC PORTFOLIOS 41

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2015 (Unaudited)

1. Organization:

The HSBC Portfolios (the “Portfolio Trust”), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following master funds (individually a “Portfolio,” collectively the “Portfolios”):

Portfolio	Short Name
HSBC Growth Portfolio	Growth Portfolio
HSBC Opportunity Portfolio	Opportunity Portfolio

The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolios.

The Portfolios are diversified series of the Portfolio Trust and are part of the HSBC Family of Funds, which also includes HSBC Advisor Funds Trust and HSBC Funds (collectively, the “Trusts”). Financial statements for all other funds of the Trusts are published separately.

Under the Portfolio Trust’s organizational documents, the Portfolio Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Portfolio Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolios. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Portfolios. However, based on experience, the Portfolio Trust expects that risk of loss to be remote.

The Portfolios are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

Expense Allocations:

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionally among the applicable portfolios or funds within the Trust in relation to net assets or on another reasonable basis.

42       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

Federal Income Taxes:

The Opportunity Portfolio will be treated as a partnership for U.S. federal income tax purposes. Accordingly, the Opportunity Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not subject to U.S. federal income tax. As such, investors in the Opportunity Portfolio will be taxed on their respective share of the Portfolio’s ordinary income and realized gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies. The Growth Portfolio is a disregarded entity for U.S. federal income tax purposes and the operations of that former entity are taxed in the hands of the sole remaining feeder fund.

Management of the Portfolios has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

3. Investment Valuation Summary:

The valuation techniques employed by the Portfolios, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Portfolios’ investments are summarized in the three broad levels listed below:

●	Level 1: quoted prices in active markets for identical assets
●	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3: significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Portfolios determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange traded, domestic equity securities are valued at the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolio Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Portfolio Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

HSBC PORTFOLIOS       43

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

For the period ended April 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of April 30, 2015 in valuing the Portfolios’ investments based upon three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio:

	LEVEL 1($)	LEVEL 2($)	LEVEL 3($)	Total($)
Growth Portfolio
Investment Securities:
Common Stocks	74,860,243	—	—	74,860,243
Investment Company	173,497	—	—	173,497
Total Investment Securities	75,033,740	—	—	75,033,740

Opportunity Portfolio
Investment Securities:
Common Stocks	230,878,590	—	—	230,878,590
Investment Company	2,798,447	—	—	2,798,447
Total Investment Securities	233,677,037	—	—	233,677,037

4. Related Party Transactions and Other Agreements:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as the Investment Adviser to the Portfolios pursuant to an investment management contract with the Portfolio Trust. As Investment Adviser, HSBC manages the investments of the Portfolios and continuously reviews, supervises, and administers the Portfolios’ investments. Winslow Capital Management, LLC. (“Winslow”) and Westfield Capital Management Company, L.P. (“Westfield”) serve as subadvisers for the Growth Portfolio and Opportunity Portfolio, respectively, and are paid for their services directly by the respective Portfolios.

For their services, the Investment Adviser and Winslow receive in aggregate, from the Growth Portfolio, a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of all Sub-Adviser serviced funds and separate accounts affiliated
with HSBC:	Fee Rate(%)
Up to $250 million	0.575
In excess of $250 million but not exceeding $500 million	0.525
In excess of $500 million but not exceeding $750 million	0.475
In excess of $750 million but not exceeding $1 billion	0.425
In excess of $1 billion	0.375
____________________

*	The Growth Portfolio may pay the Investment Adviser and Winslow an aggregate maximum fee of up to 0.68%. Currently, the Investment Adviser’s contractual fee is 0.175% and Winslow’s maximum contractual fee is 0.40%. Accordingly, the current aggregate maximum fee rate is 0.575%.

For their services, the Investment Adviser and Westfield receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.80% of the Opportunity Portfolio’s average daily net assets. Currently, the Investment Adviser’s contractual fee is 0.25% and Westfield’s contractual fee is 0.55%.

44       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

Administration:

HSBC serves the Trusts as Administrator. Under the terms of the Administration Agreement, HSBC receives from the Trusts a fee, accrued daily and paid monthly at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts, however, the assets of the funds of the HSBC Funds and HSBC Advisor Fund that invest in the Portfolios are not double-counted. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trusts. For assets invested in the Portfolios by the HSBC Funds and HSBC Advisor Funds Trust, the Portfolios pay half of the administration fee and the other funds pay half of the administration fee, for a combination of the total fee rate set forth above.

Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trusts’ Sub-Administrator subject to the general supervision by the Trusts’ Board and HSBC. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above subject to certain reductions associated with services provided to new portfolios, minus 0.02% which is retained by HSBC.

Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $174,850 for the period ended April 30, 2015, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Portfolio are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Fund Accounting:

Citi provides fund accounting services for the Portfolio Trust. For its services to the Portfolios, Citi receives an annual fee per portfolio, including reimbursement of certain expenses that, is accrued daily and paid monthly.

Independent Trustees:

Effective January 1, 2015, the Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $12,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $12,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $15,000. The Trusts also pay the Chairman of the Board, an additional annual retainer of $30,000. Prior to January 1, 2015, the Trusts paid each Independent Trustee an annual retainer of $100,000. The Trusts paid a fee of $10,000 for each regular meeting of the Board of Trustees attended and a fee of $ 3,000 for each special meeting attended. The Trusts paid each Committee Chair an annual retainer of $ 3,000, with the exception of the Chair of the Audit Committee, who received a retainer of $ 6,000. The Trusts also paid the Chairman of the Board, an additional annual retainer of $24,000. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee was compensated at the rate of $500 per hour, up to a maximum of $3,000 per day.

HSBC PORTFOLIOS       45

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2015 (Unaudited) (continued)

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the period ended April 30, 2015 were as follows:

	Purchases($)	Sales($)
Growth Portfolio	23,414,590	29,805,742
Opportunity Portfolio	81,785,607	79,173,597

For the period ended April 30, 2015, there were no long-term U.S. government securities held by the Portfolio Trust.

6. Federal Income Tax Information:

At April 30, 2015, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Growth Portfolio	57,351,482	18,627,397	(945,139)	17,682,258
Opportunity Portfolio	196,660,327	44,065,770	(7,049,060)	37,016,710
____________________

*	The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

7. Subsequent Events:

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

46       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Investment Adviser Contract Approval

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the materials factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds, HSBC Advisor Funds Trust and HSBC Portfolios (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

The Board met in person and the Contracts and Expense Committee thereof, which consists of the Independent Trustees of the Trust (the “Contracts Committee”), met separately on two occasions (telephonically and in person) to consider, among other matters, the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more of the Funds.1

Prior to the meetings, the Independent Trustees requested, received and reviewed information to help them evaluation the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and certain of the Sub-Advisers; (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers; (ix) regulatory developments, namely amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to the rules governing money market funds; and (x) and other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements.

Counsel to the Trusts and counsel to the Independent Trustees were present at the Board Meetings. The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including the two meetings of the Contracts Committee. Prior to voting to continue the Agreements, the Independent Trustees also receives a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

During the December 5, 2014 and December 15-16, 2014 Contracts Committee meetings, the Contracts Committee discussed, among other things: (i) the information provided in advance of the meetings; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trusts’ arrangements with unaffiliated sub-advisers to the Trusts, Westfield Capital Management Company, LP (“Westfield”) and Winslow Capital Management, LLC (“Winslow”); (iv) the Trusts’ arrangements with the affiliated sub-advisers to the Trusts, HSBC Global Asset Management (UK) Limited and HSBC Global Asset Management (Hong Kong ) Limited; (v) the fees paid to the Adviser pursuant to the Trusts’ agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operation Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (vi) regulatory considerations; (vii) the Adviser’s Multimanager function and the level of oversight services provided to Funds that are sub-advisers; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability and direct and indirect expenses; and (x) additional information provided by the Adviser at the request of the Board, following the December 5, 2014 Contracts Committee meeting. Following the December 5, 2014 and December 15-16, 2014 Contracts Committee meetings, the members of the Contracts Committee determined to recommend to the Board that the Agreements be continued for an additional one-year period.
____________________

[1]	The HSBC Asia ex-Japan Smaller Companies Equity Fund recently commenced operations and, therefore, the Agreement with respect to this Fund was not up for renewal.

HSBC PORTFOLIOS       47

HSBC PORTFOLIOS
Investment Adviser Contract Approval (continued)

At the in-person meeting held on December 16, 2014, the Board, including the Independent Trustees, reviewed and discussed the materials and other information provided by the Adviser and Sub-Advisers and considered the previous deliberations and recommendation of the Contracts Committee. In addition, the Board and the Contracts Committee took into consideration its experience with the Adviser and the Sub-Advisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and certain of the Sub-Advisers. As a result of this process, the Board and Independent Trustees determined to approve the continuation of the Agreements with respect to each Fund. The Committee and the Board reviewed materials and made their respective determinations based on a Fund by Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the increase during the period of the HSBC Family of Funds’ assets; (iv) the Adviser’s ongoing efforts to implement the amendments adopted by the SEC to the rules governing money market funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; and (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors. The Board noted that Nuveen Investments, Inc., the parent company of Winslow, was recently acquired by TIAA-CREF. This acquisition resulted in a change of control of Winslow and an automatic termination of the previous Sub-Advisory Contract with Winslow under the 1940 Act. The Trustees considered the impact of this acquisition to the nature, quality and extent of the investment advisory services provided by Winslow.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Advisers.

In the context of the Aggressive Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund, Conservative Strategy Fund and Income Strategy Fund (the “World Selection Funds”), the Board considered the relationship between the targeted risk, or volatility, levels of the Funds and their performance, as well as the difficulties in identifying an appropriate peer group against which to compare these funds in light of their targeted risk levels. The Board also considered Fund expenses, recent changes to the World Selection Funds’ investment strategies that are expected to result in a decrease in Fund expenses and the impact of estimated Fund expenses on performance.

In the context of the HSBC Growth Portfolio, the Board discussed performance for the 3-year and 5-year periods and evaluated the Adviser’s discussion of the Fund’s performance in light of the current market conditions and Winslow’s investment strategy. The Independent Trustees noted that the fees paid to Winslow are based on total assets under management of all Winslow sub-advised funds affiliated with the Adviser, including the HSBC Growth Portfolio. In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including

48       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Investment Adviser Contract Approval (continued)

the sub-advisory fees paid to Westfield, and recent performance and volatility information. The Board noted the HSBC Opportunity Portfolio was in the first quartile for the 1-year, 3-year and 5-year periods in its respective Morningstar category.

In the context of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund, HSBC Frontier Markets Fund, HSBC Total Return Fund and HSBC RMB Fixed Income Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Independent Trustees also considered the Adviser’s commentary on this comparative data.

In the context of the HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund, the Board noted that the Funds’ relative performance was in the first quartile year-to-date and the second quartile for the 1-year period ending September 2014, in their respective Morningstar categories, and that each Fund’s contractual advisory fee was relatively low compared to its peers. In addition, the Board considered the HSBC Frontier Markets Fund’s current expense ratios, but noted that its relative performance was in the first quartile for the 1-year and 3-year periods ending September 2014 in its respective Morningstar category, and that it is currently closed to new investors.

With respect to the HSBC Total Return Fund, the Board noted the Adviser’s discussion of the difficulties in identifying an appropriate peer group against which to compare this Fund in light of its investment strategies, and considered the Fund’s relative performance, which was in the third quartile year-to-date and for the 1-year period ending September 2014 in its respective Morningstar category. The Board also considered the Fund’s current expense ratios compared to its peers. In the context of the HSBC RMB Fixed Income Fund, the Independent Trustees discussed the Fund’s unique investment strategies and relative performance against its peer group.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that the returns of the Funds were similar to their competitors.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Advisers, as available; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Growth Portfolio and HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structures, and any applicable breakpoints. In addition, the Board discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the sub-advisers pursuant to the Sub-Advisory Contracts. The Board also considered information on profitability where provided by the Sub-Advisers.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

HSBC PORTFOLIOS       49

HSBC PORTFOLIOS
Investment Adviser Contract Approval (continued)

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board noted that, The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

50       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Table of Shareholder Expenses—as of April 30, 2015 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled ”Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/14	4/30/15	11/1/14 - 4/30/15	11/1/14 - 4/30/15
Growth Portfolio	$1,000.00	$1,128.90	$3.75	0.71%
Opportunity Portfolio	1,000.00	1,104.70	4.59	0.88%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/14	4/30/15	11/1/14 - 4/30/15	11/1/14 - 4/30/15
Growth Portfolio	$1,000.00	$1,021.27	$3.56	0.71%
Opportunity Portfolio	1,000.00	1,020.43	4.41	0.88%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

HSBC PORTFOLIOS       51

Other Information (Unaudited):

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

52       HSBC PORTFOLIOS

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISERS

HSBC Growth Portfolio
Winslow Capital Management, LLC
4720 IDS Tower
80 South Eighth Street
Minneapolis, MN 55402

HSBC Opportunity Portfolio
Westfield Capital Management Company, L.P.
One Financial Center
Boston, MA 02111
SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 182845
Columbus, OH 43218
1-800-782-8183

TRANSFER AGENT

SunGard Investor Services, LLC
3435 Stelzer Road
Columbus, OH 43219

DISTRIBUTOR

Foreside Distribution Services, L.P.
690 Taylor Road, Suite 150
Gahanna, OH 43230

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-RTL-0615	6/15

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as a part of the report to shareholders filed under Item 1.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC PORTFOLIOS

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 26, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 26, 2015

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes
Treasurer

Date	June 26, 2015